Concentrations	6 Months Ended
Jun. 30, 2019
Risks and Uncertainties [Abstract]
CONCENTRATIONS
12.	CONCENTRATIONS

Major Customers

For the six months ended June 30, 2019, two customers each accounted for approximately 33% and 24%, respectively, of the Company's revenues. For the six months ended June 30, 2018, four customers each accounted for approximately 19%, 17%, 11% and 10%, respectively, of the Company's revenues.

No other customer accounted for more than 10% of the Company's revenues for the six months ended June 30, 2019 and 2018.

Major Suppliers

For the six months ended June 30, 2019, the sole supplier accounted for 100% of the Company's purchases. For the six months ended June 30, 2018, three suppliers each accounted for approximately 44%, 12% and 11%, respectively, of the Company's purchases.

No other suppliers accounted for more than 10% of the Company's purchases for the six months ended June 30, 2019 and 2018.